Cash Flows Statement - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net gain/(loss)	$ (5,969,001)	$ (1,980,785)	$ 292,647
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation	38,922	28,086	4,068
Share of loss of an associate	8,016	0	0
Consultancy fees paid by shares issuance	360,000	0	0
Non-controlling interest	(12,193)	(8,907)	(4,763)
Deposits and other receivables (increase/decrease)	(360,995)	(420,864)	(8,046)
Account receivables (increase/decrease)	48,928	(10,527)	(25,489)
Inventory (increase/decrease)	54,336	13,100	(190,042)
Accounts payables (increase/decrease)	(5,282)	(14,938)	9,381
Accrued liabilities and other payables-Third party (increase/decrease)	57,529	46,363	19,221
Amount due to directors (increase/decrease)	(280,010)	(445,927)	677,821
Convertible promissory notes (increase/decrease)	0	(260,000)	(760,000)
Net cash (used in) operating activities	(6,059,750)	(3,054,399)	14,798
Cash flow from investing activities
Investment in associate	(900,000)	0	0
Acquisition of assets	(65,805)	(82,498)	(25,128)
Net cash (used in) investing activities	(965,805)	(82,498)	(25,128)
Cash flow from financing activities
Cash for issuance of shares	10,537,065	4,462,935	0
Repayment of convertible promissory note	0	(100,000)	0
Net cash provided by financing activities	10,537,065	4,362,935	0
Effect of foreign exchange rate changes on cash and cash equivalent	0	0	0
Cash and cash equivalents Net increase (decrease)	3,511,510	1,226,038	(10,330)
Cash and cash equivalents Balance at beginning of period	1,244,844	18,806	29,136
Cash and cash equivalents Balance at end of period	4,756,354	1,244,844	18,806
Supplemental cash flow information:
Cash paid for income taxes	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0